Franklin Templeton Group of Funds
                         777 Mariners Island Boulevard
                          San Mateo, California 94404


March 13, 1996


Filed Via EDGAR (CIK #0000856119)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:     Franklin Value Investors Trust
             (Franklin Value Fund)
             FILE NOS. 33-31326 and 811-5878


Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Franklin Value Fund Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 8, 1996.

Sincerely,

Franklin Value Investors Trust



By  /s/ Larry L. Greene
        Senior Corporate Counsel